Equity (Tables)	12 Months Ended
Jun. 30, 2024
Disclosure of classes of share capital [abstract]
Schedule of Share Capital
(i)    Share capital

	As of June 30,
	2024	2023	2022	2024	2023	2022
	Shares No.			(U.S. dollars, in thousands)
Contributed equity
(i) Share capital
Ordinary shares	1,141,784,114	814,204,825	650,454,551	1,310,813	1,249,123	1,165,309
Less: Treasury Shares	(542,903)	(542,903)	(542,903)	—	—	—
Total Contributed Equity	1,141,241,211	813,661,922	649,911,648	1,310,813	1,249,123	1,165,309

Summary of Movements in Ordinary Share Capital
(ii)    Movements in ordinary share capital

	As of June 30,			As of June 30,
	2024	2023	2022	2024	2023		2022
	Shares No.			(U.S. dollars, in thousands)
Opening balance	814,204,825	650,454,551	648,696,070	1,249,123	1,165,309		1,163,153
Issues of ordinary shares during the period
Exercise of share options(1)	—	—	—	7	—		209
Transfer to employee share trust(1)	1,072,363	—	—	—	—		—
Share based compensation for services rendered	—	—	1,758,481	—	—		1,698
Entitlement offer to existing eligible shareholders and institutional placement(2)	326,506,926	—	—	64,399	—	—	—
Placement of shares under a share placement agreement(3)	—	163,750,274	—	—	89,141		—
Transaction costs arising on share issue	—	—	—	(3,920)	(5,327)		21
	327,579,289	163,750,274	1,758,481	60,486	83,814		1,928
Unissued ordinary shares during the period
Placement of shares under a share placement agreement(2)	—	—	—	1,000	—		—
	—	—	—	1,000	—		—
Total contributions of equity during the period	327,579,289	163,750,274	1,758,481	61,486	83,814		1,928
Share options reserve transferred to equity on exercise of options	—	—	—	204	—		228
Ending balance	1,141,784,114	814,204,825	650,454,551	1,310,813	1,249,123		1,165,309

(1)	Options are issued to employees, directors and consultants in accordance with the Mesoblast Employee Share Option Plan. Unpaid shares are issued to the share trust to enable future option exercises to be settled. On exercise of options, the proceeds of the exercise are recorded in ordinary share capital in Mesoblast Limited and the exercise is settled by transfer of the shares from the share trust to the employee.

(2)
In December 2023 and March 2024, respectively, 201,137,412 and 125,369,514 shares were issued in a 1 for 4 pro-rata accelerated non-renounceable entitlement offer of new fully paid ordinary shares in Mesoblast Limited to existing shareholders in Australia and certain other countries together with an institutional placement of new fully paid ordinary shares in Mesoblast Limited, at A$0.30 per share. As part of the placement in March 2024, Dr. Eric Rose, the Company's Chief Medical Offer and a director of Mesoblast, subscribed for 5,039,814 shares in Mesoblast Limited at A$0.30 per share, subject to shareholder approval, and therefore the shares remain in unissued capital until the shares are issued.

(3)
In August 2022, 86,666,667 shares were issued in an equity purchase of Mesoblast Limited at A$0.75 per share to existing and new institutional investors, representing a 5.00% discount to the thirty trading-day volume weighted average price. In April 2023, 77,083,607 shares were issued in an equity purchase of Mesoblast Limited at A$0.85 per share primarily to existing major shareholders, representing a 15.00% discount to the five trading-day volume weighted average price.

Summary of Movements of Shares in Share Trust
(iii)    Movements of shares in share trust

	As of June 30			As of June 30
	2024	2023	2022	2024	2023	2022
	Shares No.			(U.S. dollars, in thousands)
Opening balance	542,903	542,903	771,983	—	—	—
Movement of shares in share trust
Transfer to employee share trust(1)	1,072,363	—	—	—	—	—
Exercise of share options(1)	(1,072,363)	—	(229,080)	—	—	—
Ending balance	542,903	542,903	542,903	—	—	—

(1)	Options are issued to employees, directors and consultants in accordance with the Mesoblast Employee Share Option Plan. Unpaid shares are issued to the share trust to enable future option exercises to be settled. On exercise of options, the proceeds of the exercise are recorded in ordinary share capital in Mesoblast Limited and the exercise is settled by transfer of the shares from the share trust to the employee.

Summary of Reserves
(i)    Reserves

	As at June 30,
(in U.S. dollars, in thousands)	2024	2023
Share-based payments reserve	106,842	101,367
Investment revaluation reserve	(1,286)	(543)
Foreign currency translation reserve	(40,222)	(40,273)
Warrants reserve	12,969	12,969
	78,303	73,520

Summary of Reconciliation of Reserves
(ii)    Reconciliation of reserves

(in U.S. dollars, in thousands)	As at June 30,
Share-based payments reserve	2024	2023
Opening balance	101,367	97,924
Tax credited / (debited) to equity	(191)	(212)
Transfer to ordinary shares on exercise of options	(204)	—
Share-based payment expense for the year	5,870	3,655
Closing Balance	106,842	101,367

Investment revaluation reserve
Opening balance	(543)	(542)
Changes in the fair value of financial assets through other comprehensive income	(743)	(1)
Closing Balance	(1,286)	(543)

Foreign currency translation reserve
Opening balance	(40,273)	(39,700)
Currency gain/(loss) on translation of foreign operations net assets	51	(573)
Closing Balance	(40,222)	(40,273)

Warrant reserve
Opening balance	12,969	12,969
Movements during the period	—	—
Closing Balance	12,969	12,969

Summary of Warrant Assumptions Based on Observable Market Conditions Existed at Issue Date
The warrants granted are not traded in an active market and therefore the fair value has been estimated by using the Monte Carlo pricing model based on the following assumptions. Key terms of the warrants are included above. The following assumptions were based on observable market conditions that existed at the issue date.

(in U.S. dollars, except percent data and as otherwise noted) Assumption	At Issue date - March 18, 2021	Rationale
Share Price	A$2.41	Closing share price on valuation date from external market source
Exercise Price(1)	A$2.88	As per subscription agreement
Expected Term	7 years	As per subscription agreement
Dividend Yield	0%	Based on Company’s nil dividend history
Expected Volatility	66.88%	Based on historical volatility data for the Company
A$-US$ FX Spot Rate	0.7827	Closing FX rate on valuation date from the Reserve Bank of Australia historical foreign exchange rate tables
Risk Free Interest Rate	1.24%	Based on the mid-point of the Australian Government issued 5 year and 10 year bonds
Fair value per warrant	$0.863 (A$1.103)	Determined using Monte Carlo pricing models with the inputs above
Fair value	$12,968,583	Fair value of 15,027,327 warrants as at issue date

(1)
As a result of completing the pro-rata accelerated non-renounceable rights issue in December 2023, the exercise price for the warrants was adjusted from A$2.88 per share to A$2.86 per share with effect from January 5, 2024.